Intangible assets (Details Textual) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure Of Intangible Assets Explanatory [Line Items]
Goodwill			€ 1,204
Proportion of ownership interest in subsidiary	80.00%	80.00%
Impairment loss	€ 1,701		€ 913
Impairment Loss Hypothesis Used	a decrease of 63% on average in the projected volumes or commercial margins; (ii) an increase of 12.1 percentage points in the discount rate; and (iii) a final negative nominal growth rate of 26.2%.	a decrease of 63% on average in the projected volumes or commercial margins; (ii) an increase of 12.1 percentage points in the discount rate; and (iii) a final negative nominal growth rate of 26.2%.
Acquisitions through business combinations, intangible assets and goodwill	€ 45
CGU Domestic Gas Market [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Goodwill	€ 706
Foreign countries [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Discount rate applied to cash flow projections	5.40%
Tax rate effect of impairment of goodwill	6.10%	6.10%
ThessalonikiThessalia SA [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Proportion of ownership interest in subsidiary	49.00%	49.00%
Acquisitions through business combinations, intangible assets and goodwill | $		$ 51
Eni Gas & Power France SA [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Acquisitions through business combinations, intangible assets and goodwill | $		$ 95
Customer-Related Intangible Assets [Member] | Retail Gas [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible assets other than goodwill	€ 166
Licences and franchises [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible assets other than goodwill	151
Licences and franchises [member] | Gas Imports [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible assets other than goodwill	27
Intangible assets under development [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Intangible assets other than goodwill	€ 78